Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

24.                Segment Information

(a)                  Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) E-mail, Wireless Value-added Services and Others.

(b)                  Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2010, 2011 and 2012. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2010, 2011 and 2012 (in thousands).

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues:
Online game services	4,944,439	6,552,431	7,287,063
Advertising services	633,209	795,422	850,157
E-mail, wireless value-added services and others	82,141	124,898	242,741
Total revenues	5,659,789	7,472,751	8,379,961

Sales tax expense (Note 11(b)):
Online game services	(89,937)	(103,824)	(86,478)
Advertising services	(60,551)	(75,349)	(82,680)
E-mail, wireless value-added services and others	(1,632)	(2,926)	(9,847)
Total Sales taxes	(152,120)	(182,099)	(179,005)

Net revenues:
Online game services	4,854,502	6,448,607	7,200,585
Advertising services	572,658	720,073	767,477
E-mail, wireless value-added services and others	80,509	121,972	232,894
Total net revenues	5,507,669	7,290,652	8,200,956

Cost of revenues:
Online game services	(1,378,018)	(1,859,176)	(1,872,734)
Advertising services	(312,921)	(380,201)	(474,165)
E-mail, wireless value-added services and others	(107,902)	(132,911)	(231,168)
Total cost of revenues	(1,798,841)	(2,372,288)	(2,578,067)

Gross profit (loss):
Online game services	3,476,484	4,589,431	5,327,851
Advertising services	259,737	339,872	293,312
E-mail, wireless value-added services and others	(27,393)	(10,939)	1,726
Total gross profit	3,708,828	4,918,364	5,622,889

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.